CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues and other:
Oil, natural gas and natural gas liquids sales	$ 1,162,037	$ 690,054	$ 408,219
Gains (losses) on oil and natural gas derivatives	449,940	75,211	(141,374)
Marketing revenues	5,868	3,966	4,380
Other revenues	4,609	3,049	1,924
Total revenues	1,622,454	772,280	273,149
Expenses:
Lease operating expenses	232,619	158,382	132,647
Transportation expenses	28,358	19,594	18,202
Marketing expenses	3,681	2,716	2,154
General and administrative expenses	133,272	99,078	86,134
Exploration costs	2,390	5,168	7,169
Bad debt expenses	(22)	(46)	401
Depreciation, depletion and amortization	334,084	238,532	201,782
Impairment of long-lived assets	0	38,600	0
Taxes, other than income taxes	78,522	45,182	27,605
(Gains) losses on sale of assets and other, net	3,516	6,536	(24,598)
Total expenses	816,420	613,742	451,496
Other income and (expenses):
Loss on extinguishment of debt	(94,612)	0	0
Interest expense, net of amounts capitalized	(259,725)	(193,510)	(92,701)
Losses on interest rate swaps	0	(67,908)	(26,353)
Other, net	(7,792)	(7,167)	(2,661)
Total other income and (expenses)	(362,129)	(268,585)	(121,715)
Income (loss) from continuing operations before income taxes	443,905	(110,047)	(300,062)
Income tax benefit (expense)	(5,466)	(4,241)	4,221
Income (loss) from continuing operations	438,439	(114,288)	(295,841)
Discontinued operations:
Losses on sale of assets, net of taxes	0	0	(158)
Loss from discontinued operations, net of taxes	0	0	(2,193)
Loss from discontinued operations, net of taxes, total	0	0	(2,351)
Net income (loss)	$ 438,439	$ (114,288)	$ (298,192)
Income (loss) per unit - continuing operations:
Basic	$ 2.52	$ (0.80)	$ (2.48)
Diluted	$ 2.51	$ (0.80)	$ (2.48)
Income (loss) per unit - discontinued operations:
Basic	$ 0	$ 0	$ (0.02)
Diluted	$ 0	$ 0	$ (0.02)
Net income (loss) per unit:
Basic	$ 2.52	$ (0.80)	$ (2.50)
Diluted	$ 2.51	$ (0.80)	$ (2.50)
Weighted average units outstanding:
Basic	172,004	142,535	119,307
Diluted	172,729	142,535	119,307
Distributions declared per unit	$ 2.70	$ 2.55	$ 2.52